1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.4%
Education ― 14.5%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,386,760
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2020	500,000	505,170
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	275,115
Salisbury University Project	5.000%	6/1/2027	455,000	484,857
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,962,696
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	536,185
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,648,076
Good Samaritan Hospital of Maryland	4.000%	4/1/2035	2,000,000	2,000,000	(b)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,097,340
Maryland Institute College of Art	4.000%	6/1/2042	250,000	258,145
Total Education				12,154,344

Health Care ― 28.5%
County of Baltimore, Maryland
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	578,110
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	550,235
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	1,093,060
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,686,450
Maryland State EDC, Howard Hughes Medical Institute	5.000%	2/15/2043	2,100,000	2,100,000	(b)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,520,300
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,203,383
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,053,019
Greater Baltimore Medical Center Inc.	5.000%	7/1/2025	800,000	800,000	(b)
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	4,017,420
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	50,035
James Lawrence Kernan Hospital	3.750%	7/1/2041	650,000	650,000	(b)
James Lawrence Kernan Hospital	0.900%	7/1/2041	1,600,000	1,600,000	(b)
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,311,760
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,201,856
University of Maryland Medical System	4.000%	7/1/2034	400,000	400,000	(b)
Total Health Care				23,815,628

Housing ― 11.7%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,083,240
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,063,280
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,503,792
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,004,190
Residential, Series A	3.850%	9/1/2042	1,000,000	1,076,760
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	1,033,740
Total Housing				9,765,002

Industrial Revenue ― 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	565,808
Total Industrial Revenue				565,808

Leasing ― 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,044,190
Total Leasing				1,044,190

Local General Obligation ― 14.1%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,242,035
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,281,887
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,238,050

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 14.1% (Continued)
County of Montgomery, Maryland	1.000%	11/1/2037	$1,500,000	$1,500,000	(b)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,102,180
Maryland Stadium Authority	4.650%	3/1/2026	1,665,000	1,665,000	(b)
State of Maryland	4.000%	8/1/2029	500,000	541,550
State of Maryland	5.000%	3/15/2031	1,000,000	1,233,420
Total Local General Obligation				11,804,122

Pre-Refunded/Escrowed to Maturity(a) ― 11.2%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,181,938
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,169,550
Total Pre-Refunded/Escrowed to Maturity				9,351,488

Special Tax Obligation ― 3.6%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	2,985,000	3,011,626
Total Special Tax Obligation				3,011,626

Transporatation ― 8.3%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,195,000	1,219,462
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,552,270
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,152,740
Total Transporatation				6,924,472

Water & Sewer ― 4.6%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	900,000	942,957
Water Projects, FGIC	5.000%	7/1/2024	895,000	937,701
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	4.750%	6/1/2023	800,000	800,000	(b)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,195,020
Total Water & Sewer				3,875,678

Total Municipal Bonds ― 98.4% (Cost ― $77,587,204)				82,312,358
Investments in Securities at Value ― 98.4% (Cost ― $77,587,204)				82,312,358
Other Assets in Excess of Liabilities ― 1.6%				1,336,063
Total Net Assets ― 100.0%				$83,648,421

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
LP — Limited Partnership

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	31.1%
	AA/Aa	27.2%
	A	26.4%
	BBB/Baa	15.3%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
Schedule of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$82,312,358	$-	$82,312,358
Total long-term investments	-	82,312,358	-	82,312,358
Total investments	$-	$82,312,358	$-	$82,312,358

* See Schedule of Investments for additional detailed categorizations.